SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 1,053
Ending balance	13,970	$ 1,053
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	451
Ending balance	3,708	451
Goodwill [member]
IfrsStatementLineItems [Line Items]
Beginning balance	602
Ending balance	10,262	602
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,165
Additions	13,030	1,165
Ending balance	14,195	1,165
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	563
Additions	3,370	563
Ending balance	3,933	563
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Beginning balance	602
Additions	9,660	602
Ending balance	10,262	602
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	113
Depreciation	112	113
Ending balance	225	113
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	113
Depreciation	112	113
Ending balance	225	113
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation
Ending balance